Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Carrying Amounts and Fair Values of Financial Instruments

The carrying amounts and fair values of financial instruments by class are as follows:

As at March 31, 2025	Fair value through profit & loss	Fair value through other comprehensive income	(In US$) Amortized cost
Financial Assets
(i) Investments	—	—	—
(ii) Trade receivables	—	—	3,352,454
(iii) Others financial assets	—	—	5,860,417
Total	—	—	$9,212,871

Financial Liabilities
(i) Borrowings	—	—	1,074,642
(ii) Trade payables	—	—	6,470,875
(iii) Other financial liabilities	—	—	268,643
Total	—	—	$7,814,160

As at March 31, 2024	Fair value through profit & loss	Fair value through other comprehensive income	(In USD) Amortized cost
Financial Assets
(i) Investments	—	—	—
(ii) Trade receivables	—	—	3,682,302
(iii) Others financial assets	—	—	4,222,957
Total	—	—	$7,905,259

Financial Liabilities		—
(i) Borrowings	—	—	2,497,985
(ii) Trade payables	—	—	8,430,154
(iii) Other financial liabilities	—	—	243,655
Total	—	—	$11,171,794

Schedule of Fair Value of Instruments Measured at Amortized Cost

Fair value of instruments measured at amortized cost

Financial liabilities	Carrying value as of March 31, 2025	Fair value as of March 31, 2025
Borrowings	$1,074,642	$1,074,642

Financial liabilities	Carrying value as of March 31, 2024	Fair value as of March 31, 2024
Borrowings	$2,497,985	$2,497,985